Business segment information (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Business segment information
Sales	$ 119,694	$ 133,330	$ 143,189
Costs	(82,057)	(86,481)	(88,178)
Gross profit	37,637	46,849	55,011
Administration expenses	(5,024)	(5,103)	(5,026)
Operation and projects expenses	(5,321)	(5,648)	(5,702)
Impairment (loss) reversal of non-current assets	23	867	(2,098)
Other operating (expenses) income net	(636)	1,497	(426)
Operating income	26,679	38,462	41,759
Financial results
Financial income	2,094	1,748	2,321
Financial cost registered to projects	(10,781)	(10,319)	(10,384)
Foreign exchange (loss) gain	159	52	2,398
Financial results	(8,528)	(8,519)	(5,665)
Share of profits of associates and joint ventures	710	764	805
Profit before income tax expense	18,861	30,707	36,899
Income tax expense	(4,417)	(12,208)	(11,516)
Net profit for the year	14,444	18,499	25,383
Net profit (loss) for the year attributable to:
Owners of parent	10,488	13,841	21,061
Non-controlling interest	3,956	4,658	4,322
Net profit for the year	14,444	18,499	25,383
Supplementary information
Depreciation, depletion and amortization	16,107	15,197	13,812
Third party sales
Business segment information
Sales	119,694	133,330	143,191
Inter-segment sales
Business segment information
Sales			(2)
Operating segments | Exploration and Production
Business segment information
Sales	71,052	81,088	81,515
Costs	(53,950)	(54,864)	(51,828)
Gross profit	17,102	26,224	29,687
Administration expenses	(2,584)	(2,665)	(2,605)
Operation and projects expenses	(3,222)	(3,843)	(4,102)
Impairment (loss) reversal of non-current assets	(325)	(480)	(2,741)
Other operating (expenses) income net	(150)	1,583	(148)
Operating income	10,821	20,819	20,091
Financial results
Financial income	1,552	1,121	1,473
Financial cost registered to projects	(5,281)	(5,037)	(4,873)
Foreign exchange (loss) gain	(77)	(30)	2,009
Financial results	(3,806)	(3,946)	(1,391)
Share of profits of associates and joint ventures	21	30	27
Profit before income tax expense	7,036	16,903	18,727
Income tax expense	(1,785)	(7,826)	(8,611)
Net profit for the year	5,251	9,077	10,116
Net profit (loss) for the year attributable to:
Owners of parent	5,338	9,163	10,207
Non-controlling interest	(87)	(86)	(91)
Net profit for the year	5,251	9,077	10,116
Supplementary information
Depreciation, depletion and amortization	11,149	10,477	8,658
Operating segments | Exploration and Production | Third party sales
Business segment information
Sales	44,828	52,560	52,430
Operating segments | Exploration and Production | Inter-segment sales
Business segment information
Sales	26,224	28,528	29,085
Operating segments | Refining and Petrochemicals
Business segment information
Sales	64,699	69,220	82,148
Costs	(62,805)	(67,718)	(75,716)
Gross profit	1,894	1,502	6,432
Administration expenses	(857)	(959)	(962)
Operation and projects expenses	(1,722)	(1,457)	(1,393)
Impairment (loss) reversal of non-current assets		1,266	1,483
Other operating (expenses) income net	(126)	22	(104)
Operating income	(811)	374	5,456
Financial results
Financial income	113	167	197
Financial cost registered to projects	(1,529)	(1,679)	(1,748)
Foreign exchange (loss) gain	381	(177)	658
Financial results	(1,035)	(1,689)	(893)
Share of profits of associates and joint ventures	194	194	252
Profit before income tax expense	(1,652)	(1,121)	4,815
Income tax expense	1,431	(89)	753
Net profit for the year	(221)	(1,210)	5,568
Net profit (loss) for the year attributable to:
Owners of parent	(419)	(1,408)	5,354
Non-controlling interest	198	198	214
Net profit for the year	(221)	(1,210)	5,568
Supplementary information
Depreciation, depletion and amortization	2,149	2,071	2,184
Operating segments | Refining and Petrochemicals | Third party sales
Business segment information
Sales	56,195	62,251	73,617
Operating segments | Refining and Petrochemicals | Inter-segment sales
Business segment information
Sales	8,504	6,969	8,531
Operating segments | Transportation and Logistics
Business segment information
Sales	15,337	15,134	15,509
Costs	(4,322)	(4,378)	(4,380)
Gross profit	11,015	10,756	11,129
Administration expenses	(680)	(718)	(621)
Operation and projects expenses	(561)	(553)	(427)
Impairment (loss) reversal of non-current assets	346	127	(630)
Other operating (expenses) income net	15	(18)	35
Operating income	10,135	9,594	9,486
Financial results
Financial income	184	240	432
Financial cost registered to projects	(345)	(326)	(349)
Foreign exchange (loss) gain	(194)	299	(273)
Financial results	(355)	213	(190)
Profit before income tax expense	9,780	9,807	9,296
Income tax expense	(3,368)	(3,486)	(3,129)
Net profit for the year	6,412	6,321	6,167
Net profit (loss) for the year attributable to:
Owners of parent	5,118	5,111	4,830
Non-controlling interest	1,294	1,210	1,337
Net profit for the year	6,412	6,321	6,167
Supplementary information
Depreciation, depletion and amortization	1,361	1,321	1,487
Operating segments | Transportation and Logistics | Third party sales
Business segment information
Sales	2,642	2,716	2,979
Operating segments | Transportation and Logistics | Inter-segment sales
Business segment information
Sales	12,695	12,418	12,530
Operating segments | Energy Transmission and Toll Roads Concessions
Business segment information
Sales			14,168
Costs			(5,929)
Gross profit			8,239
Administration expenses			(1,183)
Impairment (loss) reversal of non-current assets			(210)
Other operating (expenses) income net			(201)
Operating income			6,645
Financial results
Financial income			871
Financial cost registered to projects			(3,984)
Foreign exchange (loss) gain			4
Financial results			(3,109)
Share of profits of associates and joint ventures			529
Profit before income tax expense			4,065
Income tax expense			(529)
Net profit for the year			3,536
Net profit (loss) for the year attributable to:
Owners of parent			674
Non-controlling interest			2,862
Net profit for the year			3,536
Supplementary information
Depreciation, depletion and amortization			1,483
Operating segments | Energy Transmission and Toll Roads Concessions | Third party sales
Business segment information
Sales			14,165
Operating segments | Energy Transmission and Toll Roads Concessions | Inter-segment sales
Business segment information
Sales			3
Operating segments | Concessions, electricity transport and roads
Business segment information
Sales	16,033	15,806
Costs	(7,892)	(6,952)
Gross profit	8,141	8,854
Administration expenses	(1,287)	(1,151)
Impairment (loss) reversal of non-current assets	2	(46)
Other operating (expenses) income net	(364)	(2)
Operating income	6,492	7,655
Financial results
Financial income	706	721
Financial cost registered to projects	(4,046)	(3,767)
Foreign exchange (loss) gain	49	(40)
Financial results	(3,291)	(3,086)
Share of profits of associates and joint ventures	495	540
Profit before income tax expense	3,696	5,109
Income tax expense	(695)	(807)
Net profit for the year	3,001	4,302
Net profit (loss) for the year attributable to:
Owners of parent	449	966
Non-controlling interest	2,552	3,336
Net profit for the year	3,001	4,302
Supplementary information
Depreciation, depletion and amortization	1,448	1,328
Operating segments | Concessions, electricity transport and roads | Third party sales
Business segment information
Sales	16,029	15,803
Operating segments | Concessions, electricity transport and roads | Inter-segment sales
Business segment information
Sales	4	3
Inter-segments
Business segment information
Sales	(47,427)	(47,918)	(50,151)
Costs	46,912	47,431	49,675
Gross profit	(515)	(487)	(476)
Administration expenses	384	390	345
Operation and projects expenses	184	205	220
Other operating (expenses) income net	(11)	(88)	(8)
Operating income	42	20	81
Financial results
Financial income	(461)	(501)	(652)
Financial cost registered to projects	420	490	570
Financial results	(41)	(11)	(82)
Share of profits of associates and joint ventures			(3)
Profit before income tax expense	1	9	(4)
Net profit for the year	1	9	(4)
Net profit (loss) for the year attributable to:
Owners of parent	2	9	(4)
Non-controlling interest	(1)
Net profit for the year	1	9	(4)
Inter-segments | Inter-segment sales
Business segment information
Sales	$ (47,427)	$ (47,918)	$ (50,151)